Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item
Number of Securities
Unrealized loss for less than twelve months	80	103	256
Unrealized loss for twelve months or longer	152	160
Total	232	263	256
Fair Value
Unrealized loss for less than twelve months	$ 514,860	$ 666,812	$ 446,562
Unrealized loss for twelve months or longer	266,726	202,117
Estimated Fair Value, Total	781,586	868,929	446,562
Unrealized Loss
Unrealized loss for less than twelve months	28,869	50,933	2,603
Unrealized loss for twelve months or longer	18,209	16,892
Total	47,078	67,825	2,603
U.S. Treasury securities
Number of Securities
Unrealized loss for less than twelve months	6	6	2
Total	6	6	2
Fair Value
Unrealized loss for less than twelve months	13,289	12,748	2,427
Estimated Fair Value, Total	13,289	12,748	2,427
Unrealized Loss
Unrealized loss for less than twelve months	94	238	2
Total	94	238	2
Bonds
Number of Securities
Unrealized loss for less than twelve months	31	35	14
Unrealized loss for twelve months or longer	7	5
Total	38	40	14
Fair Value
Unrealized loss for less than twelve months	399,291	526,817	236,305
Unrealized loss for twelve months or longer	160,352	90,931
Estimated Fair Value, Total	559,643	617,748	236,305
Unrealized Loss
Unrealized loss for less than twelve months	24,490	45,274	314
Unrealized loss for twelve months or longer	14,413	10,453
Total	38,903	55,727	314
Residential mortgage-backed securities
Number of Securities
Unrealized loss for less than twelve months	1	2	7
Unrealized loss for twelve months or longer	3	3
Total	4	5	7
Fair Value
Unrealized loss for less than twelve months	1,595	2,194	12,279
Unrealized loss for twelve months or longer	9,325	9,309
Estimated Fair Value, Total	10,920	11,503	12,279
Unrealized Loss
Unrealized loss for less than twelve months	62	54	70
Unrealized loss for twelve months or longer	443	530
Total	505	584	70
Collateralized mortgage obligations
Number of Securities
Unrealized loss for less than twelve months	6	7	8
Unrealized loss for twelve months or longer	2	2
Total	8	9	8
Fair Value
Unrealized loss for less than twelve months	68,200	84,054	38,887
Unrealized loss for twelve months or longer	4,095	4,995
Estimated Fair Value, Total	72,295	89,049	38,887
Unrealized Loss
Unrealized loss for less than twelve months	3,740	4,320	79
Unrealized loss for twelve months or longer	60	70
Total	3,800	4,390	79
Corporate debt securities
Number of Securities
Unrealized loss for less than twelve months	7	7
Total	7	7
Fair Value
Unrealized loss for less than twelve months	10,732	10,754
Estimated Fair Value, Total	10,732	10,754
Unrealized Loss
Unrealized loss for less than twelve months	226	378
Total	226	378
States and political subdivisions
Number of Securities
Unrealized loss for less than twelve months	29	46	225
Unrealized loss for twelve months or longer	140	150
Total	169	196	225
Fair Value
Unrealized loss for less than twelve months	21,753	30,245	156,664
Unrealized loss for twelve months or longer	92,954	96,882
Estimated Fair Value, Total	114,707	127,127	156,664
Unrealized Loss
Unrealized loss for less than twelve months	257	669	2,138
Unrealized loss for twelve months or longer	3,293	5,839
Total	$ 3,550	$ 6,508	$ 2,138